Schedule of other comprehensive income (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (6,100,903)	R$ (5,282,969)
Realization by depreciation or write-off assets	(818)	(576)
Income tax and social contribution	278	196
Accounts receivable	52	229
Exchange rate	(1,467,767)	(11,254,290)
Transfer to result	1,876,057	1,905,526
Income tax and social contribution	(136,384)	3,112,142
Change in fair value	110,071	(1,230,047)
Transfer to result	101,273	(141,006)
Income tax and social contribution	(67,806)	461,736
Fair value of cash flow hedge from jointly-controlled (RPR)	1,239	786
Change in fair value	(17,352)	10,691
Income tax and social contribution	12,737	(3,513)
Foreign currency translation adjustment	1,052,402	4,668,466
Effect of CPC 42 / IAS 29 - hyperinflation	25,386	5,078
Ending balance	(4,630,091)	(7,767,312)
Actuarial loss with post-employment benefits, net of taxes	1,067
Deemed cost and additional indexation of PP&amp;amp;amp;E
IfrsStatementLineItems [Line Items]
Beginning balance	96,571	123,614
Realization by depreciation or write-off assets	(818)	(576)
Income tax and social contribution	278
Ending balance	76,408	103,473
Fair value adjustments of trade accounts recivable
IfrsStatementLineItems [Line Items]
Beginning balance	31,287	19,545
Accounts receivable	52	229
Change in fair value	(17,220)	11,113
Income tax and social contribution	12,737	(3,513)
Ending balance	26,856	27,374
Gain (loss) on interest in subsidiary
IfrsStatementLineItems [Line Items]
Beginning balance	(5,774)	(9,469)
Ending balance	(5,774)	(9,469)
Foreign sales hedge
IfrsStatementLineItems [Line Items]
Beginning balance	(9,972,757)	(6,893,066)
Exchange rate	(1,390,870)	(10,752,004)
Transfer to result	1,783,949	1,818,484
Income tax and social contribution	(131,821)	2,987,568
Ending balance	(9,711,499)	(12,839,018)
Fair value of hedge
IfrsStatementLineItems [Line Items]
Beginning balance	(609,197)	(218,589)
Change in fair value	110,071	(1,237,661)
Transfer to result	75,954	(105,753)
Income tax and social contribution	(60,210)	453,444
Fair value of cash flow hedge from jointly-controlled (RPR)	1,239	786
Ending balance	(482,143)	(1,107,773)
Defined benefit plans actuarial gain (loss)
IfrsStatementLineItems [Line Items]
Beginning balance	(163,714)	(163,066)
Ending balance	(162,647)	(163,066)
Actuarial loss with post-employment benefits, net of taxes	1,067
Foreign currency translation adjustment
IfrsStatementLineItems [Line Items]
Beginning balance	5,445,695	2,383,492
Foreign currency translation adjustment	1,084,902	5,010,215
Effect of CPC 42 / IAS 29 - hyperinflation	25,386	5,078
Ending balance	6,555,983	7,398,785
TotalBraskemShareholdersInterestMember
IfrsStatementLineItems [Line Items]
Beginning balance	(5,177,889)	(4,757,539)
Realization by depreciation or write-off assets	(818)	(576)
Income tax and social contribution	278	196
Accounts receivable	52	229
Exchange rate	(1,390,870)	(10,752,004)
Transfer to result	1,783,949	1,818,484
Income tax and social contribution	(131,821)	2,987,568
Change in fair value	110,071	(1,237,661)
Transfer to result	75,954	(105,753)
Income tax and social contribution	(60,210)	453,444
Fair value of cash flow hedge from jointly-controlled (RPR)	1,239	786
Change in fair value	(17,220)	11,113
Income tax and social contribution	12,737	(3,513)
Foreign currency translation adjustment	1,084,902	5,010,215
Effect of CPC 42 / IAS 29 - hyperinflation	25,386	5,078
Ending balance	(3,702,816)	(6,589,694)
Actuarial loss with post-employment benefits, net of taxes	1,067
Non-controlling interest in Braskem Idesa
IfrsStatementLineItems [Line Items]
Beginning balance	(923,014)	(525,430)
Exchange rate	(76,897)	(502,286)
Transfer to result	92,108	87,042
Income tax and social contribution	(4,563)	124,574
Change in fair value		7,614
Transfer to result	25,319	(35,253)
Income tax and social contribution	(7,596)	8,292
Change in fair value	(132)	(422)
Foreign currency translation adjustment	(32,500)	(341,749)
Ending balance	R$ (927,275)	R$ (1,177,618)